Stralem Fund, Inc.
                                 405 Park Avenue
                            New York, New York 10022

                                   May 7, 1998


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:        Division of Investment Management

                  Re:      Stralem Fund, Inc.
                           Post-Effective Amendment No. 39 to the
                           Registration Statement on Form N-1A;
                           Registration No. 2-34277; 811-1920
                           --------------------------------------

Dear Sir/Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Stralem Fund, Inc. (the "Registrant") hereby certifies that:

                  (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 39 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

                  (2) the text of Post-Effective Amendment No. 39 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
                           Commission on April 29, 1998, accession number 0000922423-98-000429.

                                                 Very truly yours,

                                                 By:  /s/Philippe E. Baumann
                                                    ------------------------
                                                         Philippe E. Baumann
                                                         President